Unaudited Condensed Consolidation Statements of Changes in (Deficits) Equity	Ordinary shares Class A CNY (¥) shares	Ordinary shares Class A USD ($) shares	Ordinary shares Class B CNY (¥) shares	Ordinary shares Class B USD ($) shares	Ordinary shares CNY (¥) shares	Ordinary shares USD ($) shares	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Treasury stock CNY (¥)	Treasury stock USD ($)	Statutory reserves CNY (¥)	Statutory reserves USD ($)	(Accumulated Deficit) CNY (¥)	(Accumulated Deficit) USD ($)	Accumulated other comprehensive income CNY (¥)	Accumulated other comprehensive income USD ($)	Non controlling interests CNY (¥)	Non controlling interests USD ($)	CNY (¥)	USD ($)
Balance at Dec. 31, 2024					¥ 112,784		¥ 318,979,171		¥ (7,664)		¥ 23,557,710		¥ (325,318,655)		¥ 6,261,156		¥ 6,389,911		¥ 29,974,413
Balance (in Shares) at Dec. 31, 2024 | shares					169,110,000	169,110,000
Net loss													(8,533,557)				(366,538)		(8,900,095)
Foreign currency translation adjustments															(269,126)				(269,126)
Balance at Jun. 30, 2025					¥ 112,784		318,979,171		(7,664)		23,557,710		(333,852,212)		5,992,030		6,023,373		20,805,192
Balance (in Shares) at Jun. 30, 2025 | shares					169,110,000	169,110,000
Balance at Dec. 31, 2025	¥ 323,529		¥ 39,380				360,478,358				23,573,981		(341,073,614)		4,970,214		5,828,539		54,139,192
Balance (in Shares) at Dec. 31, 2025 | shares	462,320,000	462,320,000	54,790,000	54,790,000
Net loss													(13,525,763)				(41,324)		(13,567,087)	$ (1,999,530)
Issuance of ordinary shares pursuant to private placements	¥ 1,596,792						22,534,347												24,131,139
Issuance of ordinary shares pursuant to private placements (in Shares) | shares	2,317,852,800	2,317,852,800
Issuance of ordinary shares pursuant to registered direct offering	¥ 206,673						29,484,901												29,691,574
Issuance of ordinary shares pursuant to registered direct offering (in Shares) | shares	300,000,000	300,000,000
Foreign currency translation adjustments															(1,205,303)				(1,205,303)	(177,640)
Balance at Jun. 30, 2026	¥ 2,126,994	$ 308,016	¥ 39,380	$ 5,479			¥ 412,497,606	$ 58,075,304		$ (150)	¥ 23,573,981	$ 3,318,034	¥ (354,599,377)	$ (47,743,918)	¥ 3,764,911	$ (1,081,262)	¥ 5,787,215	$ 852,930	¥ 93,189,515	$ 13,734,433
Balance (in Shares) at Jun. 30, 2026 | shares	3,080,172,800	3,080,172,800	54,790,000	54,790,000